Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On February 6, 2026, the Company completed a registered direct offering pursuant to which it issued and sold an aggregate of 1,600,000 ordinary shares to certain investors, at a purchase price of $1.25 per share, for aggregate gross proceeds of $2,000. The total issuance costs accumulated to approximately $317. In connection with the offering, the Company also issued in a concurrent private placement (i) 1,600,000 unregistered Series A warrants to purchase 1,600,000 ordinary shares at an exercise price of $1.25 per share, exercisable for a period of five years, (ii) 1,600,000 unregistered Series B warrants to purchase 1,600,000 ordinary shares at an exercise price of $1.25 per share, exercisable for a period of eighteen months, and (iii) 96,000 warrants to the placement agent to purchase 96,000 ordinary shares at an exercise price of $1.5625 per share, exercisable for a period of five years.